CAPITAL STOCK (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Summary of non-vested restricted stock activity

	Number of Non-vested Restricted Common Shares	Weighted Average Grant Date Fair Value
Balance at January 1, 2025	–	$–
Granted	10,002	4.59
Vested	(6,250)	4.59
Balance at September 30, 2025	3,752	$4.59